LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt of is presented as follows:

	June 30,	December 31,
	2025	2024
	(in thousands)
Loans	$21,543	$10,651
Leases	7,379	7,100
Total outstanding debt	28,922	17,751
Less current portion	(8,242)	(4,635)
Total long-term debt	$20,680	$13,116

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt as of June 30, 2025, are as follows:

(in thousands)
Remainder of 2025	$5,440
2026	6,011
2027	5,531
2028	4,713
2029	2,427
Thereafter	4,800
Total outstanding debt	$28,922